Overview and Basis of Presentation	12 Months Ended
Nov. 03, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Overview and Basis of Presentation	Overview and Basis of Presentation
Overview
Broadcom Inc. (“Broadcom”), a Delaware corporation, is the successor to Broadcom Limited (now Broadcom Pte. Ltd.), a Singapore company (“Broadcom-Singapore”). On April 4, 2018, all Broadcom-Singapore outstanding ordinary shares were exchanged for newly issued shares of Broadcom common stock (the “Redomiciliation Transaction”). As a result, Broadcom-Singapore became a wholly-owned subsidiary of Broadcom. In addition, all outstanding exchangeable limited partnership units (“LP Units”) of Broadcom Cayman L.P. (the “Partnership”) were mandatorily exchanged (the “Mandatory Exchange”) for newly issued shares of Broadcom common stock and all limited partners of the Partnership became common stockholders of Broadcom. Also, all related outstanding special preference shares of Broadcom-Singapore were automatically redeemed upon the Mandatory Exchange. The limited partners no longer hold a noncontrolling interest and we deregistered the Partnership.
The Redomiciliation Transaction was accounted for as an exchange of equity interests among entities under common control and the historical basis of accounting was retained as if the entities had always been combined for financial reporting purposes.
The financial statements relate to Broadcom-Singapore for periods prior to April 4, 2018, the effective date of the Redomiciliation Transaction, and relate to Broadcom for periods after April 4, 2018. Unless stated otherwise or the context otherwise requires, references to “Broadcom,” “we,” “our” and “us” mean Broadcom and its consolidated subsidiaries from and after the effective time of the Redomiciliation Transaction and, prior to that time, to our predecessor, Broadcom-Singapore.
We are a global technology leader that designs, develops and supplies a broad range of semiconductor and infrastructure software solutions. We develop semiconductor devices with a focus on complex digital and mixed signal complementary metal oxide semiconductor based devices and analog III-V based products. We have a history of innovation and offer thousands of products that are used in end products such as enterprise and data center networking, home connectivity, set-top boxes, broadband access, telecommunication equipment, smartphones and base stations, data center servers and storage systems, factory automation, power generation and alternative energy systems, and electronic displays. Our infrastructure software solutions enable customers to plan, develop, automate, manage, and secure applications across mainframe, distributed, mobile, and cloud platforms.
Basis of Presentation
We operate on a 52- or 53-week fiscal year ending on the Sunday closest to October 31 in a 52-week year and the first Sunday in November in a 53-week year. Our fiscal year ended November 3, 2019 (“fiscal year 2019”) was a 52-week fiscal year. The first quarter of our fiscal year 2019 ended on February 3, 2019, the second quarter ended on May 5, 2019 and the third quarter ended on August 4, 2019. Our fiscal year ended November 4, 2018 (“fiscal year 2018”) was a 53-week fiscal year, with the first fiscal quarter containing 14 weeks. Our fiscal year ended October 29, 2017 (“fiscal year 2017”) was a 52-week fiscal year.
On November 5, 2018 (the “CA Acquisition Date”), we acquired CA, Inc. (“CA”). On November 17, 2017, we acquired Brocade Communications Systems, Inc. (“Brocade”). The accompanying consolidated financial statements include the results of operations of CA and Brocade commencing as of their respective acquisition dates. See Note 4. “Acquisitions” for additional information.
During the first quarter of our fiscal year ending November 1, 2020 (“fiscal year 2020”), we changed our organizational structure, resulting in two reportable segments: semiconductor solutions and infrastructure software. Segment results for all periods presented have been recast to conform to the current presentation. See Note 12. “Segment Information” for additional information.
The accompanying consolidated financial statements include the accounts of Broadcom and its subsidiaries and have been prepared in accordance with generally accepted principles in the United States (“GAAP”). All intercompany balances and transactions have been eliminated in consolidation.